Accounts Receivable, Net (Details) - Schedule of accounts receivable and allowance for doubtful accounts - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of accounts receivable and allowance for doubtful accounts [Abstract]
Accounts receivable	$ 6,638,266	$ 115,400
Less: allowance for doubtful accounts	(21,451)
Accounts receivable, net	$ 6,616,815	$ 115,400